Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

Note 5 — INVENTORIES

Inventory mainly consists finished goods, such as prescription drugs and over-the-counter (“OTC”) drugs, traditional Chinese medicine (“TCM”) and others, valued at RMB9,165,973 and RMB8,280,145 (US$1,184,045) as of December 31, 2024 and December 31, 2025, respectively. The Group recorded accrual of allowance for inventory valuation of RMB503,079, RMB494,459 and RMB1,883,635 (US$269,355) for the years ended December 31, 2023, 2024 and 2025, respectively.